Note 4 - Asset Purchase: Equity Method Investments (Tables)	3 Months Ended
Nov. 30, 2014
Tables/Schedules
Equity Method Investments

Asset Purchase	May 11, 2012
Tangible Assets
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	$ 25,000

Intangible Assets
Good will Purchased	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network system, wind turbine monitoring system, URL	1,467,500
Restrictive Covenant	$ 2,500
Total intangible assets acquired	$ 1,475,000

Total Assets acquired	$ 1,500,000